Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 28, 2011
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS U.S. Small Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 36 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 103 of the Fund's statement of additional information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 55%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. However, the Fund may invest a portion of its assets in securities outside of this range.
Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment
(non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

Risk, Heading	rr_RiskHeading	Main risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees, expenses or taxes. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS U.S. Small Cap Growth Fund Annual Total Returns Of Class Y Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 - September 30, 2011: (11.71)%
Best quarter during calendar years shown-4Q 2010: 20.11%
Worst quarter during calendar years shown-4Q 2008: (32.03)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-10-27
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-10-27
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-10-27
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-10-27
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-4Q 2010:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-4Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.03%)
UBS U.S. SMALL CAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2]
Less management fee waiver/expense reimbursements or (recoupment)	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0014
Total annual fund operating expenses after management fee waiver/expense reimbursements or (recoupment)	rr_NetExpensesOverAssets	1.41%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
UBS U.S. SMALL CAP GROWTH FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%	[2]
Less management fee waiver/expense reimbursements or (recoupment)	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0010
Total annual fund operating expenses after management fee waiver/expense reimbursements or (recoupment)	rr_NetExpensesOverAssets	2.16%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,245
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,245
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2001
UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.38%	[2]
Less management fee waiver/expense reimbursements or (recoupment)	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0022
Total annual fund operating expenses after management fee waiver/expense reimbursements or (recoupment)	rr_NetExpensesOverAssets	2.16%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,700
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	722
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,700
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return before taxes	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2001
UBS U.S. SMALL CAP GROWTH FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[2]
Less management fee waiver/expense reimbursements or (recoupment)	ck0000886244_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0002)
Total annual fund operating expenses after management fee waiver/expense reimbursements or (recoupment)	rr_NetExpensesOverAssets	1.16%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,388
Annual Return 2001	rr_AnnualReturn2001	(10.23%)
Annual Return 2002	rr_AnnualReturn2002	(18.42%)
Annual Return 2003	rr_AnnualReturn2003	44.75%
Annual Return 2004	rr_AnnualReturn2004	10.92%
Annual Return 2005	rr_AnnualReturn2005	6.63%
Annual Return 2006	rr_AnnualReturn2006	8.59%
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	(44.11%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	38.62%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
UBS U.S. SMALL CAP GROWTH FUND | CLASS Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
UBS U.S. SMALL CAP GROWTH FUND | CLASS Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997

[1]	Average annual total returns for the Russell 2000 Growth Index for the life of each class were as follows: Class A--4.04%; Class B--6.47%; Class C--6.03%; Class Y--3.08%.
[2]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[3]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions , extraordinary expenses, dividend expense and security loan fees for securities sold short), through the period ending October 27, 2012, do not exceed 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.
[4]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.